INITIAL PUBLIC OFFERING AND OVER-ALLOTMENT (Details) - $ / shares		9 Months Ended	12 Months Ended
	Jan. 14, 2022	Sep. 30, 2024	Dec. 31, 2023
INITIAL PUBLIC OFFERING AND OVER-ALLOTMENT
Number of units issued	11,500,000
Price per share	$ 10.1
IPO
INITIAL PUBLIC OFFERING AND OVER-ALLOTMENT
Number of units issued	10,000,000
Price per share	$ 10
Number of shares in a unit	1
Number of warrants in a unit	1
Number of shares issuable per warrant (in shares)	1
Exercise price of warrant	$ 11.5
Over-allotment Units
INITIAL PUBLIC OFFERING AND OVER-ALLOTMENT
Number of units issued	1,500,000	1,500,000	1,500,000
Price per share	$ 10